RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 26 – RELATED PARTY TRANSACTIONS

TORM’s ultimate controlling party is Oaktree Capital Group, LLC, a limited liability company incorporated in the USA. The immediate controlling shareholder is OCM Njord Holdings S.á.r.l. (Njord Luxco).

Shareholders’ contribution and dividends paid are disclosed in the consolidated statement of changes in equity. Dividends to related parties are paid out based on the related parties’ ownership of shares.

The remuneration of key management personnel, which consists of the Board of Directors and the Executive Director, is disclosed in note 5.

On 01 September 2022, TORM purchased 75% of the shares in Marine Exhaust Technology A/S, thereby obtaining a controlling interest in its joint venture entity Marine Exhaust Technology (Hong Kong) Ltd. Until 01 September 2022, TORM’s transactions with its joint venture entity producing scrubbers for the TORM fleet covered CAPEX of USD 5.6m in total.

During 2021, TORM effected transactions with its joint venture producing scrubbers for the TORM fleet amounting to USD 1.4m in total (2020: 11.7m).